UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET HIGH YIELD FUND

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 86.9%
CONSUMER DISCRETIONARY - 15.4%
Automobiles - 0.3%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	680,000	$759,050
General Motors Co., Senior Notes	5.200%	4/1/45	280,000	309,997

Total Automobiles				1,069,047

Distributors - 0.2%
LKQ Corp., Senior Notes	4.750%	5/15/23	830,000	817,550

Diversified Consumer Services - 0.4%
Service Corp. International, Senior Notes	7.500%	4/1/27	497,000	579,005
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	870,000	911,325

Total Diversified Consumer Services				1,490,330

Hotels, Restaurants & Leisure - 4.6%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	1,300,000	1,352,000	(a)
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	600,000	514,500	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	292,026	299,473	(b)(c)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,595,817	1,400,170	(a)(b)(c)(d)
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	230,000	203,550	(a)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	860,000	920,200
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	530,000	514,100
Cleopatra Finance Ltd., Senior Secured Notes	6.500%	2/15/25	1,050,000	1,046,063	(a)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	800,000	696,000	(a)
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., Senior Secured Notes	10.250%	6/15/15	1,455,000	5,456	(a)(e)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	670,000	715,225	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	1,450,000	1,538,812
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	420,000	438,375	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,961,000	2,115,429	(a)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	2,470,000	2,383,550	(a)
MGM Resorts International, Senior Notes	6.625%	12/15/21	590,000	640,150
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	320,000	320,000	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	2,560,000	2,630,400	(a)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	390,000	392,925	(a)
Speedway Motorsports Inc., Senior Notes	5.125%	2/1/23	870,000	893,925	(a)

Total Hotels, Restaurants & Leisure				19,020,303

Household Durables - 2.3%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,700,000	1,808,375	(a)(d)
Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes	8.625%	5/15/19	1,660,000	1,747,150
Standard Pacific Corp., Senior Notes	6.250%	12/15/21	900,000	945,000
Standard Pacific Corp., Senior Notes	5.875%	11/15/24	290,000	295,800
Toll Brothers Finance Corp., Senior Notes	4.000%	12/31/18	230,000	236,325
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	210,000	239,400
William Lyon Homes Inc., Senior Notes	5.750%	4/15/19	1,160,000	1,165,800
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	540,000	583,200
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	510,000	516,375
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	2,190,000	2,124,300	(a)

Total Household Durables				9,661,725

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Catalog Retail - 0.4%
Netflix Inc., Senior Notes	5.875%	2/15/25	1,530,000	$1,581,637	(a)

Media - 5.3%
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	340,000	360,400
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	1,421,000	1,524,022
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	2/15/23	500,000	503,750
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	360,000	377,100
DISH DBS Corp., Senior Notes	6.750%	6/1/21	500,000	533,125
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,200,000	1,215,000
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,310,000	1,303,450
Gannett Co. Inc., Senior Notes	4.875%	9/15/21	550,000	563,063	(a)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	2,520,000	2,475,900	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	1,360,000	1,208,700
MDC Partners Inc., Senior Notes	6.750%	4/1/20	900,000	947,250	(a)
MediaNews Group Inc.	12.000%	12/31/18	900,000	900,000	(b)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	2,316,035	2,316,035	(a)(d)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	2,330,000	2,370,775	(a)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	840,000	862,260	(a)
Virgin Media Finance PLC, Senior Notes	4.875%	2/15/22	620,000	592,100
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	200,000	216,000	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,310,000	2,483,250	(a)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	950,000	902,500	(a)

Total Media				21,654,680

Specialty Retail - 1.4%
CST Brands Inc., Senior Notes	5.000%	5/1/23	510,000	526,575
Dufry Finance SCA, Senior Notes	5.500%	10/15/20	750,000	782,202	(a)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	1,100,000	884,235	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	880,000	908,600	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	2,400,000	1,560,000	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	1,208,000	1,230,650	(a)(d)

Total Specialty Retail				5,892,262

Textiles, Apparel & Luxury Goods - 0.5%
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	650,000	573,625	(a)(d)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	840,000	688,800	(a)
William Carter Co., Senior Notes	5.250%	8/15/21	700,000	733,075

Total Textiles, Apparel & Luxury Goods				1,995,500

TOTAL CONSUMER DISCRETIONARY				63,183,034

CONSUMER STAPLES - 3.6%
Beverages - 1.4%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	820,000	811,800	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	940,000	975,250
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,530,000	1,637,100
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	690,000	690,000	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,330,000	1,552,775	(a)

Total Beverages				5,666,925

Food & Staples Retailing - 0.5%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,400,000	1,316,000	(a)
Family Tree Escrow LLC, Senior Notes	5.750%	3/1/23	930,000	978,825	(a)

Total Food & Staples Retailing				2,294,825

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 1.3%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	910,000	$923,650	(a)
H.J. Heinz Co., Secured Notes	4.250%	10/15/20	770,000	781,396
H.J. Heinz Co., Secured Notes	4.875%	2/15/25	390,000	391,950	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	730,000	731,825	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,510,000	1,510,000	(a)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	544,000	554,880	(a)
WhiteWave Foods Co., Senior Notes	5.375%	10/1/22	440,000	472,450

Total Food Products				5,366,151

Household Products - 0.2%
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	700,000	752,500	(a)

Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	970,000	817,225

TOTAL CONSUMER STAPLES				14,897,626

ENERGY - 16.5%
Energy Equipment & Services - 2.3%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,920,000	1,843,200
CGG, Senior Notes	6.500%	6/1/21	2,160,000	1,765,800
CGG, Senior Notes	6.875%	1/15/22	220,000	178,750
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	1,250,000	981,250	(a)
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	910,000	748,475
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	50,000	15,250	(a)(c)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	2,420,000	701,800	(a)(c)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	970,000	283,725	(a)(c)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	1,150,000	862,500	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	1,650,000	1,102,406
Pacific Drilling SA, Senior Secured Notes	5.375%	6/1/20	500,000	397,813	(a)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	880,000	721,600

Total Energy Equipment & Services				9,602,569

Oil, Gas & Consumable Fuels - 14.2%
Antero Resources Corp., Senior Notes	5.125%	12/1/22	1,360,000	1,339,600	(a)
Approach Resources Inc., Senior Notes	7.000%	6/15/21	340,000	310,250
Arch Coal Inc., Senior Notes	7.000%	6/15/19	530,000	159,000
Arch Coal Inc., Senior Notes	9.875%	6/15/19	1,120,000	403,200
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	650,000	549,250
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	180,000	143,100
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	720,000	741,600	(a)
California Resources Corp., Senior Notes	6.000%	11/15/24	1,550,000	1,381,437	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	760,000	809,400
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	980,000	999,600
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	610,000	622,963
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,000,000	1,098,750
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	820,000	871,250
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	1,520,000	1,501,000
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	1,170,000	1,073,475
Comstock Resources Inc., Senior Notes	7.750%	4/1/19	180,000	111,600
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	1,060,000	657,200
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	1,430,000	1,437,150
CrownRock LP/CrownRock Finance Inc., Senior Notes	7.750%	2/15/23	900,000	929,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
CVR Refining LLC/Coffeyville Finance Inc., Secured Notes	6.500%	11/1/22	770,000	$773,850
Ecopetrol SA, Senior Notes	5.875%	9/18/23	248,000	267,468
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	470,000	586,521
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	25,000	27,094	(f)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	820,000	621,150
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,000,000	845,600	(a)
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	310,000	319,300	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	820,000	631,400
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	2,960,000	2,249,600
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	600,000	504,000
LUKOIL International Finance BV, Senior Notes	6.125%	11/9/20	680,000	634,696	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,620,000	1,441,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	12/1/24	2,070,000	2,126,925
MEG Energy Corp., Senior Notes	6.375%	1/30/23	700,000	665,000	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,220,000	1,187,975	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	1,910,000	1,298,800	(e)
Murphy Oil USA Inc., Senior Notes	6.000%	8/15/23	1,080,000	1,151,550
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	1,730,000	1,717,025	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	1,000,000	950,000
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	1,620,000	1,271,700
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	5.125%	7/15/19	670,000	653,250
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	6.875%	10/15/21	820,000	824,100
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	470,000	454,725
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	810,000	722,925	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	1,070,000	1,096,750	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	900,000	740,790
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	1,010,000	1,001,415	(a)
PVR Partners LP/Penn Virginia Resource Finance Corp. II, Senior Notes	6.500%	5/15/21	250,000	268,750
QEP Resources Inc., Senior Notes	5.375%	10/1/22	300,000	296,250
QEP Resources Inc., Senior Notes	5.250%	5/1/23	1,565,000	1,531,744
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	200,000	21,000
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	940,000	989,350
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.000%	10/1/22	250,000	265,000
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,700,000	1,657,500
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	1,250,000	1,309,375	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	600,000	657,000	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	2,560,000	870,400
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	2,590,000	2,583,525
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	380,000	348,650
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	880,000	704,000	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	1,870,000	1,813,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	1,849,000	1,955,317
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	500,000	445,000	(a)

Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.500%	10/15/19	950,000	1,004,625	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.250%	10/15/22	100,000	106,000	(a)
Ultra Petroleum Corp., Senior Notes	5.750%	12/15/18	1,370,000	1,328,900	(a)

Total Oil, Gas & Consumable Fuels				58,060,770

TOTAL ENERGY				67,663,339

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 7.9%
Banks - 2.9%
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	480,000		463,200	(f)(g)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	220,000		233,131	(f)(g)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	560,000		640,850
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	600,000		640,330	(f)(g)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,410,000		1,499,013
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,610,000		1,698,550
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,170,000		1,191,937	(f)(g)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	950,000		976,838	(f)(g)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	680,000		665,584	(f)(g)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	570,000		584,250	(g)
Novo Banco SA, Senior Notes	5.875%	11/9/15	400,000	EUR	455,230	(h)
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	450,000		535,157
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,640,000	AUD	2,402,088	(f)(h)

Total Banks					11,986,158

Consumer Finance - 0.8%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	430,000		554,700
First Cash Financial Services Inc., Senior Notes	6.750%	4/1/21	380,000		393,775
Navient Corp., Senior Notes	5.875%	10/25/24	1,580,000		1,534,575
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	230,000		267,663
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	910,000		732,550	(a)

Total Consumer Finance					3,483,263

Diversified Financial Services - 1.6%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	2,280,000		2,359,800	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.370%	12/21/65	1,000,000		945,000	(a)(f)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	530,000		606,187
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,040,000		2,534,700

Total Diversified Financial Services					6,445,687

Insurance - 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	1,380,000		1,452,450	(a)
Genworth Holdings Inc., Senior Notes	7.700%	6/15/20	510,000		541,118

Total Insurance					1,993,568

Real Estate Investment Trusts (REITs) - 1.4%
CB Richard Ellis Services Inc., Senior Notes	5.250%	3/15/25	2,000,000		2,180,000
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	2,020,000		2,060,400
Geo Group Inc., Senior Notes	5.125%	4/1/23	1,010,000		1,030,200
Geo Group Inc., Senior Notes	5.875%	10/15/24	330,000		345,675

Total Real Estate Investment Trusts (REITs)					5,616,275

Real Estate Management & Development - 0.7%
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,300,000		1,352,000	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,580,000		1,660,975	(a)

Total Real Estate Management & Development					3,012,975

TOTAL FINANCIALS					32,537,926

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 5.8%
Biotechnology - 0.2%
Grifols Worldwide Operations Ltd., Senior Notes	5.250%	4/1/22	575,000	$589,375	(a)

Health Care Equipment & Supplies - 0.7%
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	2,850,000	2,785,875

Health Care Providers & Services - 4.0%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	774,000	872,685
Acadia Healthcare Co. Inc., Senior Notes	5.625%	2/15/23	950,000	980,875	(a)
Centene Corp., Senior Notes	4.750%	5/15/22	500,000	516,250
DJO Finance LLC/DJO Finance Corp., Senior Notes	7.750%	4/15/18	620,000	629,300
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	810,000	838,350
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	1,050,000	1,076,250
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	1,020,000	1,081,200
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.625%	7/31/19	1,000,000	1,092,500	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	1,420,000	1,593,950	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	30,000	31,875	(a)
HCA Inc., Notes	7.690%	6/15/25	1,415,000	1,627,250
HCA Inc., Senior Bonds	5.375%	2/1/25	1,600,000	1,696,000
HCA Inc., Senior Notes	7.500%	2/15/22	250,000	295,000
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,030,000	2,113,738
Kindred Healthcare Inc., Senior Secured Notes	8.750%	1/15/23	620,000	675,800	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,600,000	1,364,000

Total Health Care Providers & Services				16,485,023

Pharmaceuticals - 0.9%
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	2,120,000	2,178,300	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,470,000	1,484,700	(a)

Total Pharmaceuticals				3,663,000

TOTAL HEALTH CARE				23,523,273

INDUSTRIALS - 14.3%
Aerospace & Defense - 2.0%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,710,000	1,487,700	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	1,980,000	2,118,600
Erickson Inc., Secured Notes	8.250%	5/1/20	1,749,000	1,425,435
Huntington Ingalls Industries Inc., Senior Notes	5.000%	12/15/21	1,450,000	1,520,687	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	880,000	882,200	(a)
Orbital ATK Inc., Senior Notes	5.250%	10/1/21	210,000	214,200	(a)
Triumph Group Inc., Senior Notes	5.250%	6/1/22	450,000	443,250

Total Aerospace & Defense				8,092,072

Air Freight & Logistics - 0.4%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	1,550,000	1,647,844	(a)

Airlines - 1.8%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	330,000	345,329	(a)
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	301,503	317,709	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	1,359,611	1,424,193	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Delta Air Lines Inc., Pass-Through Trust, Secured Notes	6.875%	5/7/19	392,022	$435,145	(a)
Delta Air Lines Inc., Secured Notes	6.375%	1/2/16	230,000	238,625	(a)
United Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	184,685	191,370
United Airlines Inc., Pass-Through Certificates	8.388%	11/1/20	277,501	282,879
United Airlines Inc., Pass-Through Certificates, Secured Bond	5.375%	8/15/21	286,718	298,186
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	388,710	428,553
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	1,390,000	1,403,900
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	1,780,809	1,927,726

Total Airlines				7,293,615

Building Products - 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,420,000	1,267,350	(a)
Griffon Corp., Senior Notes	5.250%	3/1/22	1,680,000	1,654,800
USG Corp., Senior Notes	5.500%	3/1/25	500,000	511,250	(a)

Total Building Products				3,433,400

Commercial Services & Supplies - 2.0%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	660,000	645,150	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	450,000	490,500	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,180,000	1,157,875
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	202,000	214,120	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	1,000,000	980,000	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,870,000	3,027,850
West Corp., Senior Notes	5.375%	7/15/22	1,880,000	1,828,300	(a)

Total Commercial Services & Supplies				8,343,795

Construction & Engineering - 1.4%
AECOM, Senior Notes	5.875%	10/15/24	1,450,000	1,540,625	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,450,000	1,080,250	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	2,660,000	2,473,800	(a)(d)
Modular Space Corp., Secured Notes	10.250%	1/31/19	860,000	645,000	(a)

Total Construction & Engineering				5,739,675

Electrical Equipment - 0.6%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	610,000	637,450	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	710,000	718,875	(a)
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	1,040,000	1,054,300

Total Electrical Equipment				2,410,625

Machinery - 1.1%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	680,000	710,600	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,295,000	2,404,012	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	820,000	885,600
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	550,000	578,875	(a)

Total Machinery				4,579,087

Marine - 0.8%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	414,000	416,070	(c)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,690,000	1,690,000	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	990,000	970,200

Total Marine				3,076,270

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Professional Services - 0.1%
IHS Inc., Senior Notes	5.000%	11/1/22	510,000	$518,288	(a)

Road & Rail - 1.0%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,030,000	1,035,150	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	630,000	649,687	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	1,570,000	1,617,100	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	920,000	795,800	(a)

Total Road & Rail				4,097,737

Trading Companies & Distributors - 1.1%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	820,000	861,000	(a)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	1,770,000	1,924,875	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,440,000	1,479,600
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	260,000	278,850

Total Trading Companies & Distributors				4,544,325

Transportation - 1.2%
CMA CGM, Senior Notes	8.500%	4/15/17	400,000	409,000	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	1,400,000	1,456,000	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,180,000	1,185,900	(a)(d)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	2,200,000	1,947,000	(a)

Total Transportation				4,997,900

TOTAL INDUSTRIALS				58,774,633

INFORMATION TECHNOLOGY - 3.0%
Electronic Equipment, Instruments & Components - 0.4%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,660,000	1,651,700
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	133,000	136,657

Total Electronic Equipment, Instruments & Components				1,788,357

Internet Software & Services - 0.8%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	490,000	477,750	(a)(d)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	790,000	870,975
Equinix Inc., Senior Notes	5.375%	1/1/22	850,000	886,125
Equinix Inc., Senior Notes	5.750%	1/1/25	860,000	903,000

Total Internet Software & Services				3,137,850

IT Services - 1.5%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,650,000	1,237,500	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	1,030,000	1,230,850
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	2,672,000	3,112,880
Interactive Data Corp., Senior Notes	5.875%	4/15/19	500,000	500,625	(a)

Total IT Services				6,081,855

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	790,000		$808,763	(a)

Software - 0.1%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	370,000		393,125	(a)

Technology Hardware, Storage & Peripherals - 0.0%
Project Homestake Merger Corp., Senior Notes	8.875%	3/1/23	200,000		200,000	(a)

TOTAL INFORMATION TECHNOLOGY					12,409,950

MATERIALS - 9.3%
Chemicals - 1.0%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	560,000		567,000	(a)
Hexion US Finance Corp., Senior Secured Notes	6.625%	4/15/20	1,270,000		1,212,850
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	830,000		778,125	(a)(d)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	724,000	EUR	819,307	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	440,000	EUR	534,781	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	330,000	EUR	401,086	(h)

Total Chemicals					4,313,149

Construction Materials - 0.8%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.625%	4/15/21	1,110,000		1,132,200	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	650,000		654,992	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	1,200,000		1,152,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	230,000		217,350	(a)

Total Construction Materials					3,156,542

Containers & Packaging - 3.2%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	3,042,948		3,164,666	(a)(d)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	510,000		544,425	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	202,941		201,419	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	770,000		777,700	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	990,000		1,029,600	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	2,250,000		2,283,750	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,795,000		1,848,850
Pactiv LLC, Senior Notes	7.950%	12/15/25	640,000		649,600
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	2,490,000		2,586,487

Total Containers & Packaging					13,086,497

Metals & Mining - 3.5%
ArcelorMittal, Senior Notes	7.000%	2/25/22	1,675,000		1,888,898
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	1,480,000		1,439,300	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	970,000		868,150
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	2,800,000		2,341,500	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,385,000		76,175	(a)(c)(e)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	14,937		0	(b)(c)(i)
Prince Mineral Holding Corp., Senior Secured Notes	12.500%	12/15/19	800,000		800,000	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	830,000		848,675
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	800,000		838,000	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	1,320,000	EUR	$1,554,696	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	1,340,000		1,467,300	(a)(d)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	710,000		617,700	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	1,022,000		904,470
Thompson Creek Metals Co. Inc., Senior Secured Notes	9.750%	12/1/17	590,000		609,175

Total Metals & Mining					14,254,039

Paper & Forest Products - 0.8%
Appvion Inc., Secured Notes	9.000%	6/1/20	1,880,000		1,290,150	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	690,000		665,850
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	1,460,000		1,430,800

Total Paper & Forest Products					3,386,800

TOTAL MATERIALS					38,197,027

TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 3.4%
CCOH Safari LLC, Senior Bonds	5.500%	12/1/22	160,000		165,400
CCOH Safari LLC, Senior Bonds	5.750%	12/1/24	260,000		269,100
CenturyLink Inc., Senior Notes	6.450%	6/15/21	1,050,000		1,152,375
CenturyLink Inc., Senior Notes	5.800%	3/15/22	800,000		850,000
CenturyLink Inc., Senior Notes	6.750%	12/1/23	320,000		361,400
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	2,150,000		2,160,750	(a)
Inmarsat Finance PLC, Senior Notes	4.875%	5/15/22	1,400,000		1,424,780	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,480,000		1,400,450
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	825,000		887,048
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	1,195,000		1,302,550
Level 3 Financing Inc., Senior Notes	5.375%	8/15/22	1,100,000		1,138,159
UPCB Finance V Ltd., Senior Secured Notes	7.250%	11/15/21	820,000		897,900	(a)
Windstream Corp., Senior Notes	7.750%	10/1/21	320,000		323,200
Windstream Corp., Senior Notes	7.500%	4/1/23	1,358,000		1,334,235
Ziggo Bond Finance BV, Senior Notes	5.875%	1/15/25	400,000		418,500	(a)

Total Diversified Telecommunication Services					14,085,847

Wireless Telecommunication Services - 4.4%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	2,300,000		2,394,875	(a)
Altice Finco SA, Senior Notes	7.625%	2/15/25	730,000		757,748	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,351,000		6,708,244
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	1,640,000		1,906,500	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,860,000		2,952,950
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000		303,000
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,420,000		1,481,074
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	1,760,000		1,415,318	(a)

Total Wireless Telecommunication Services					17,919,709

TOTAL TELECOMMUNICATION SERVICES					32,005,556

UTILITIES - 3.3%
Electric Utilities - 1.6%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	2,020,000		2,211,900
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	576,568		609,721
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	3,025,000		3,267,000
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	235,767		238,124

Total Electric Utilities					6,326,745

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Gas Utilities - 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.500%	6/1/24	400,000	$408,000

Independent Power and Renewable Electricity Producers - 1.6%
AES Corp., Senior Notes	4.875%	5/15/23	470,000	460,600
AES Corp., Senior Notes	5.500%	3/15/24	1,050,000	1,065,750
Calpine Corp., Senior Secured Notes	6.000%	1/15/22	1,690,000	1,842,945	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	950,000	950,000	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	1,295,812	1,405,955
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	830,000	863,200	(a)

Total Independent Power and Renewable Electricity Producers				6,588,450

TOTAL UTILITIES				13,323,195

TOTAL CORPORATE BONDS & NOTES (Cost - $368,864,234)				356,515,559

CONVERTIBLE BONDS & NOTES - 0.3%
MATERIALS - 0.3%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	440,000	401,225

Metals & Mining - 0.2%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	1,061,117	785,226	(a)(c)(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,465,646)				1,186,451

SENIOR LOANS - 4.7%
CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	910,000	924,219	(j)(k)

Leisure Products - 0.4%
Eastman Kodak Co., Exit Second Lien Term Loan	10.750%	9/3/20	580,000	580,967	(j)(k)
Eastman Kodak Co., Exit Term Loan	7.250%	9/3/19	970,225	971,033	(j)(k)

Total Leisure Products				1,552,000

Specialty Retail - 1.4%
Camping World Inc., Term Loan	5.750%	2/20/20	1,794,000	1,796,242	(j)(k)
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	640,000	449,280	(j)(k)
Petsmart Inc., Bridge Loan	—	4/1/16	3,390,000	3,390,000	(b)(c)(l)

Total Specialty Retail				5,635,522

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	640,000	588,800	(j)(k)

TOTAL CONSUMER DISCRETIONARY				8,700,541

CONSUMER STAPLES - 0.3%
Food Products - 0.3%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	520,000	514,800	(j)(k)
Candy Intermediate Holdings Inc., Term Loan	7.500%	6/18/18	945,153	938,065	(j)(k)

TOTAL CONSUMER STAPLES				1,452,865

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	880,000		$875,600	(j)(k)

HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.1%
Immucor Inc., REFI Term Loan B2	5.000%	8/17/18	493,571		491,926	(j)(k)

Health Care Providers & Services - 0.7%
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	1,210,000		1,199,413	(c)(j)(k)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,480,000		1,450,400	(j)(k)

Total Health Care Providers & Services					2,649,813

TOTAL HEALTH CARE					3,141,739

INDUSTRIALS - 0.4%
Machinery - 0.4%
Intelligrated Inc., First Lien Term Loan	4.500 - 5.750%	7/30/18	1,522,252		1,498,783	(j)(k)

MATERIALS - 0.5%
Chemicals - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	959,248		980,032	(j)(k)

Metals & Mining - 0.3%
Essar Steel Algoma Inc., Term Loan	7.500%	8/9/19	448,875		434,847	(j)(k)
FMG Resources (August 2006) Pty Ltd., New Term Loan B	—	6/30/19	710,000		657,194	(l)

Total Metals & Mining					1,092,041

TOTAL MATERIALS					2,072,073

UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
TPF II Power LLC, Term Loan B	5.500%	10/2/21	1,480,000		1,489,250	(j)(k)

TOTAL SENIOR LOANS (Cost - $19,283,182)					19,230,851

SOVEREIGN BONDS - 0.6%
Mexico - 0.6%
United Mexican States, Bonds (Cost - $2,654,544)	6.500%	6/9/22	32,317,000	MXN	2,294,276

			SHARES
COMMON STOCKS - 3.2%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Ford Motor Co.			69,498		1,135,598
General Motors Co.			16,546		617,331

Total Automobiles					1,752,929

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			81,754		0	*(b)(c)(i)

Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6		147,345	(c)

TOTAL CONSUMER DISCRETIONARY					1,900,274

ENERGY - 0.6%
Energy Equipment & Services - 0.6%
KCAD Holdings I Ltd.			424,046,710		2,599,406	*(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY		SHARES	VALUE
FINANCIALS - 1.3%
Banks - 1.3%
Citigroup Inc.		71,156	$3,729,998
JPMorgan Chase & Co.		24,911	1,526,546

TOTAL FINANCIALS			5,256,544

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc.		13,200	1,095,600	*(b)(c)

INDUSTRIALS - 0.5%
Marine - 0.5%
DeepOcean Group Holding AS		111,195	1,450,205	*(b)(c)
Horizon Lines Inc., Class A Shares		818,782	540,396	*(c)

TOTAL INDUSTRIALS			1,990,601

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV, Class A Shares		63	5,412

Metals & Mining - 0.1%
Mirabela Nickel Ltd.		3,069,757	203,890	*

TOTAL MATERIALS			209,302

TOTAL COMMON STOCKS (Cost - $16,071,256)			13,051,727

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp.	6.000%	8,100	393,174

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Actavis PLC	5.500%	218	223,668

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $920,000)			616,842

INVESTMENT IN UNDERLYING FUNDS - 0.0%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost - $17,033)		192	17,645

PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
Consumer Finance - 0.7%
GMAC Capital Trust I	8.125%	117,022	3,046,083	(f)

Diversified Financial Services - 0.2%
Citigroup Capital XIII	7.875%	31,950	848,592	(f)

TOTAL PREFERRED STOCKS (Cost - $3,542,251)			3,894,675

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.1%
Jack Cooper Holdings Corp.		12/15/17	2,297	$137,820	*(a)
Jack Cooper Holdings Corp.		5/6/18	1,159	69,540	*(a)

TOTAL WARRANTS (Cost - $63,365)				207,360

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $412,881,511)				397,015,386

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Goldman Sachs & Co. repurchase agreement dated 2/27/15; Proceeds at maturity - $5,600,023; (Fully collateralized by U.S. government agency obligations, 1.880% due 9/10/19; Market value - $5,715,563) (Cost - $5,600,000)	0.050%	3/2/15	5,600,000	5,600,000

TOTAL INVESTMENTS - 98.2% (Cost - $418,481,511#)				402,615,386
Other Assets in Excess of Liabilities - 1.8%				7,411,016

TOTAL NET ASSETS - 100.0%				$410,026,402

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Illiquid security.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	The coupon payment on these securities is currently in default as of February 28, 2015.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of February 28, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
ETF	— Exchange Traded Fund
EUR	— Euro
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$60,583,391	$2,599,643		$63,183,034
Materials		38,197,027	0	*	38,197,027
Other corporate bonds & notes	—	255,135,498	—		255,135,498
Convertible Bonds & Notes	—	1,186,451	—		1,186,451
Senior Loans	—	19,230,851	—		19,230,851
Sovereign Bonds	—	2,294,276	—		2,294,276
Common stocks:
Consumer discretionary	$1,752,929	147,345	0	*	1,900,274
Energy	—	—	2,599,406		2,599,406
Health care	—	—	1,095,600		1,095,600
Industrials	540,396	—	1,450,205		1,990,601
Other common stocks	5,465,846	—	—		5,465,846
Convertible preferred stocks:
Energy	—	393,174	—		393,174
Health care	223,668	—	—		223,668
Investment In Underlying Funds	17,645	—	—		17,645
Preferred Stocks	3,894,675	—	—		3,894,675
Warrants	—	207,360	—		207,360

Total long-term investments	$11,895,159	$377,375,373	$7,744,854		$397,015,386

Short-term investments†	—	5,600,000	—		5,600,000

Total investments	$11,895,159	$382,975,373	$7,744,854		$402,615,386

Other financial instruments:
Forward Foreign Currency Contracts	—	$71,251	—		$71,251
Centrally Cleared Interest Rate Swaps	—	35,769	—		35,769
OTC Credit Default Swaps On Corporate Issues - Sell Protection‡	—	546,067	—		546,067

Total other financial instruments	—	$653,087	—		$653,087

Total	$11,895,159	$383,628,460	$7,744,854		$403,268,473

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures Contracts	$58,173	—	—		$58,173
Forward Foreign Currency Contracts	—	$7,945	—		7,945

Total	$58,173	$7,945	—		$66,118

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES			COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	MATERIALS	UTILITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	TOTAL
Balance as of May 31, 2014	$2,607,069	$424,000	$0 *	$163,508	$3,155,331	$633,600	$3,710,577	$10,694,085
Accrued premiums/discounts	18,444	(87,348)	—	—	—	—	—	(68,904)
Realized gain (loss)	—	103,998	(479,759)	—	—	—	—	(375,761)
Change in unrealized appreciation (depreciation)[1]	(194,182)	(16,650)	484,731	(16,163)	(555,925)	462,000	(2,260,372)	(2,096,561)
Purchases	168,312	0 *	—	—	—	—	—	168,312
Sales	—	(424,000)	(4,972)	—	—	—	—	(428,972)
Transfers into Level 3	—	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	(147,345)	—	—	—	(147,345)

Balance as of February 28, 2015	$2,599,643	$0 *	$—	$0 *	$2,599,406	$1,095,600	$1,450,205	$7,744,854

Net change in unrealized appreciation (depreciation) for investments in securities still held at Frebruary 28, 2015[1]	$(194,182)	—	—	$(163,508)	$(555,925)	462,000	$(2,260,372)	$(2,711,987)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,830,049
Gross unrealized depreciation	(26,696,174)

Net unrealized depreciation	$(15,866,125)

At February 28, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	94	6/15	$11,954,733	$12,012,906	$(58,173)

At February 28, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	350,000	USD	399,950	Citibank, N.A.	5/13/15	$(7,945)
USD	665,562	EUR	580,243	Credit Suisse	5/13/15	15,681
USD	2,407,602	EUR	2,100,000	Royal Bank of Scotland PLC	5/13/15	55,570

Total						$63,306

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At February 28, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley	$1,107,000	5/15/30	2.11% semi-annually	3-Month LIBOR	—	$35,769

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2015[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Deutsche Bank AG (Ally Financial Inc. 7.500% due 9/15/20)	$3,430,000	6/20/20	1.72%	5.000% quarterly	$546,067	$466,069	$79,998

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015